******************************* FORM N-Px REPORT *******************************

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                FORM N-PX REPORT

                    ANNUAL REPORT OF PROXY VOTING RECORD OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

                       Investment Company Act file number
                                   811-06625

                                  Payden & Rygel
               (Exact name of registrant as specified in charter)

                             333 South Grand Avenue
                             Los Angeles, CA 90071
                    (Address of principal executive offices)

              Registrant's Telephone Number, Including Area Code:
                                   2136251900

                               Edward S. Garlock
                                 Payden & Rygel
                             333 South Grand Avenue
                             Los Angeles, CA 90071
                    (Name and address of agent for service)

                   Date of fiscal year end: October 31, 2008

             Date of reporting period: July 1, 2008 - June 30, 2009

======================== PAYDEN FUND WITH NO VOTES =========================

Payden Cash Reserves Money Market Fund
Exchange Ticker Symbol			CUSIP #
Shareholder Meeting Date

#     Proposal                                  Mgt Rec   Vote Cast Sponsor
NO PROXY MATTERS PRESENTED


Payden Tax Exempt Bond Fund
Exchange Ticker Symbol			CUSIP #
Shareholder Meeting Date

#     Proposal                                  Mgt Rec   Vote Cast Sponsor
NO PROXY MATTERS PRESENTED


Payden U.S. Growth Leaders Fund
Exchange Ticker Symbol			CUSIP #
Shareholder Meeting Date

#     Proposal                                  Mgt Rec   Vote Cast Sponsor
NO PROXY MATTERS PRESENTED


Payden Value Leaders Fund
Exchange Ticker Symbol			CUSIP #
Shareholder Meeting Date

#     Proposal                                  Mgt Rec   Vote Cast Sponsor
NO PROXY MATTERS PRESENTED


Payden Global Fixed Income Fund
Exchange Ticker Symbol			CUSIP #
Shareholder Meeting Date

#     Proposal                                  Mgt Rec   Vote Cast Sponsor
NO PROXY MATTERS PRESENTED


Payden Limited Maturity Fund
Exchange Ticker Symbol			CUSIP #
Shareholder Meeting Date

#     Proposal                                  Mgt Rec   Vote Cast Sponsor
NO PROXY MATTERS PRESENTED


Payden Short Bond Fund
Exchange Ticker Symbol			CUSIP #
Shareholder Meeting Date

#     Proposal                                  Mgt Rec   Vote Cast Sponsor
NO PROXY MATTERS PRESENTED


Payden U.S. Government Fund
Exchange Ticker Symbol			CUSIP #
Shareholder Meeting Date

#     Proposal                                  Mgt Rec   Vote Cast Sponsor
NO PROXY MATTERS PRESENTED


Payden GNMA  Fund
Exchange Ticker Symbol			CUSIP #
Shareholder Meeting Date

#     Proposal                                  Mgt Rec   Vote Cast Sponsor
NO PROXY MATTERS PRESENTED


Payden Core Bond Fund
Exchange Ticker Symbol			CUSIP #
Shareholder Meeting Date

#     Proposal                                  Mgt Rec   Vote Cast Sponsor
NO PROXY MATTERS PRESENTED

Payden Opportunity Bond Fund
Exchange Ticker Symbol			CUSIP #
Shareholder Meeting Date

#     Proposal                                  Mgt Rec   Vote Cast Sponsor
NO PROXY MATTERS PRESENTED


Payden High Income Fund
Exchange Ticker Symbol			CUSIP #
Shareholder Meeting Date

#     Proposal                                  Mgt Rec   Vote Cast Sponsor
NO PROXY MATTERS PRESENTED


Payden California Municipal Income Fund
Exchange Ticker Symbol			CUSIP #
Shareholder Meeting Date

#     Proposal                                  Mgt Rec   Vote Cast Sponsor
NO PROXY MATTERS PRESENTED


Payden Global Short Bond Fund
Exchange Ticker Symbol			CUSIP #
Shareholder Meeting Date

#     Proposal                                  Mgt Rec   Vote Cast Sponsor
NO PROXY MATTERS PRESENTED


Payden Emerging Markets Bond Fund
Exchange Ticker Symbol			CUSIP #
Shareholder Meeting Date

#     Proposal                                  Mgt Rec   Vote Cast Sponsor
NO PROXY MATTERS PRESENTED


Payden Global Equity FundExchange Ticker Symbol			CUSIP #
Shareholder Meeting Date

#     Proposal                                  Mgt Rec   Vote Cast Sponsor
NO PROXY MATTERS PRESENTED


Payden/Wilshire Longevity Fund 2010+
Exchange Ticker Symbol			CUSIP #
Shareholder Meeting Date

#     Proposal                                  Mgt Rec   Vote Cast Sponsor
NO PROXY MATTERS PRESENTED


Payden/Wilshire Longevity Fund 2020+
Exchange Ticker Symbol			CUSIP #
Shareholder Meeting Date

#     Proposal                                  Mgt Rec   Vote Cast Sponsor
NO PROXY MATTERS PRESENTED


Payden/Wilshire Longevity Fund 2030+
Exchange Ticker Symbol			CUSIP #
Shareholder Meeting Date

#     Proposal                                  Mgt Rec   Vote Cast Sponsor
NO PROXY MATTERS PRESENTED


Payden/Wilshire Longevity Fund 2040+
Exchange Ticker Symbol			CUSIP #
Shareholder Meeting Date

#     Proposal                                  Mgt Rec   Vote Cast Sponsor
NO PROXY MATTERS PRESENTED


Payden Corporate Bond Fund
Exchange Ticker Symbol			CUSIP #
Shareholder Meeting Date

#     Proposal                                  Mgt Rec   Vote Cast Sponsor
NO PROXY MATTERS PRESENTED


Payden/Kravitz Cash Balance Plan Fund
Exchange Ticker Symbol			CUSIP #
Shareholder Meeting Date

#     Proposal                                  Mgt Rec   Vote Cast Sponsor
NO PROXY MATTERS PRESENTED


Payden/Kravitz Cash Balance Plan Fund - Advisor Class
Exchange Ticker Symbol			CUSIP #
Shareholder Meeting Date

#     Proposal                                  Mgt Rec   Vote Cast Sponsor
NO PROXY MATTERS PRESENTED


Payden/Kravitz Cash Balance Plan Fund - Retirement Class
Exchange Ticker Symbol			CUSIP #
Shareholder Meeting Date

#     Proposal                                  Mgt Rec   Vote Cast Sponsor
NO PROXY MATTERS PRESENTED